Average Annual Total Returns - FidelitySeriesLargeCapGrowthIndexFund-PRO - FidelitySeriesLargeCapGrowthIndexFund-PRO - Fidelity Series Large Cap Growth Index Fund	Jun. 29, 2023
Fidelity Series Large Cap Growth Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(29.14%)
Since Inception	9.53%
Fidelity Series Large Cap Growth Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(29.40%)
Since Inception	8.83%
Fidelity Series Large Cap Growth Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(17.11%)
Since Inception	7.39%
RS004
Average Annual Return:
Past 1 year	(29.14%)
Since Inception	9.55%	[1]

[1]	A From August 17, 2018